REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Operating lease income	$ 6	$ 7
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	41	33
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	8	6
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	22	17
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	$ 11	$ 10